SHARE OPTIONS (Schedule of Fair Value of the Options Vesting Period) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share options [Abstract]
Share-based payments - cost of sales	$ 5,000	$ 12,000	$ 26,000
Share-based payments - selling, general and administrative	1,095,000	780,000	732,000
Total - continuing operations	1,100,000	792,000	758,000
Share-based payments - discontinued operations	0	0	0
Total Share-based payments	$ 1,100,000	$ 792,000	$ 758,000